UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: MARCH 31

Date of reporting period: APRIL 1, 2005 - SEPTEMBER 30, 2005

                                             (Semi-Annual Shareholder Report)

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

September 30, 2005

•	Short Duration Government Fund

•	Intermediate Duration Government Fund

Page
Letter to Shareholders	1

About Your Fund’s Expenses	2

Fund Performance	3

Fund Snapshots	4

Schedules of Portfolio Investments	5

Detailed portfolio listings by security type and industry sector, as valued at September 30, 2005

Financial Statements

Statements of Assets & Liabilities	13

Funds’ balance sheets, Net Asset Value (NAV) per share computations and related components

Statements of Operations	14

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period shown

Statements of Changes in Net Assets	15

Detail of changes in Fund assets for the past two fiscal periods

Financial Highlights	17

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and total net assets for the Funds

Notes to Financial Statements	19

Accounting and distribution policies, details of agreements and transactions with Fund management and description of certain investment risks

Annual Renewal of Investment Advisory Contracts	28

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Founded in 1983, The Managers Funds offers individual and institutional investors the experience and discipline of some of the world’s most highly regarded investment professionals.

Letter to Shareholders

Dear Fellow Shareholder:

2005 has been a busy and exciting year at Managers. While by now you are well aware that we started the year by winning the Lipper Best Small Fixed Income Family award, there have been many other activities in which we have been engaged. Throughout the year, we have expanded our product offering, broadened our distribution and marketing capabilities, enhanced our communications efforts, and, of course, stayed vigilant in monitoring our subadvisors. Additionally, we have added Web site improvements that we hope make it easier for you to get information about your investments in our funds.

The investment environment has been a challenging one as we deal with the investment ramifications of two hurricanes, oil-price spikes, actual and rumored terrorist attacks, hedge fund fraud, rising interest rates, and uncertainty over the now new leadership of the Fed. These market uncertainties reinforce our belief in diligent manager selection, ongoing manager monitoring, diversified portfolio construction, and regular portfolio rebalancing. Keeping to these tenets is ever more important in the world we currently live in.

On a related note, we are pleased to report that effective October 1, 2005, the Board of Trustees approved a reduction of the minimum initial investment in the Systematic Value Fund (MSYSX) to $2,000. Systematic Financial Management, a highly respected value manager which specializes in serving large institutional investors, is now much more accessible to individual investors, with a minimum investment consistent with our Short and Intermediate Duration Government Funds.

Finally, if you have not recently visited our Web site at www.managersinvest.com, we encourage you to do so. The site is full of the latest information on our funds, including performance, daily pricing, our market outlook, and other valuable information. If you invest with us directly, we recommend that you sign up for online account access so you can view your account balance and history, make transactions, and change your mailing address. On our home page you will see a link to Access Your Account, which has information about how you can get started.

Please do visit www.managersinvest.com if you have questions about your funds, or call us toll free at 1.800.835.3879. Thank you for your continuing confidence in Managers Funds.

Respectfully,

/s/ Peter M. Lebovitz	/s/ Thomas G. Hoffman
Peter M. Lebovitz	Thomas G. Hoffman, CFA
President	Chief Investment Officer
Managers Funds	Managers Investment Group LLC

About Your Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. These Funds incur only ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Six Months Ended September 30, 2005	Beginning Account Value 3/31/2005	Ending Account Value 9/30/2005	Expenses Paid During Period*
Short Duration Government Fund
Based on Actual Fund Return	$1,000	$1,012	$4.84
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$4.86
Intermediate Duration Government Fund
Based on Actual Fund Return	$1,000	$1,018	$4.45
Based on Hypothetical 5% Annual Return	$1,000	$1,021	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Managers Funds

Fund Performance (unaudited)

		Periods ended September 30, 2005 Average Annual Total Returns
	Six Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Short Duration Government	1.15%	2.89%	2.48%	3.94%	4.56%	4.74%	3/31/1992
Intermediate Duration Government	1.81%	2.36%	3.36%	5.84%	5.96%	6.79%	3/31/1992

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at

www.managersinvest.com.

The listed returns on the Fund are net of expenses. From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Returns for less than one year are not annualized.

Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall. The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money.

Fund Snapshots

September 30, 2005

Managers Short Duration Government Fund

Top Ten Holdings (out of 113 securities)	% of Net Assets
FNMA, 5.000%, TBA	24.0%
GNMA, 3.500%, 07/20/31 to 09/20/35	10.6
FNMA, 4.230%, 03/25/35 to 07/25/44	8.1
FHLMC, 4.018%, 06/15/35	5.7
FNMA Whole Loan, 6.357%, 07/25/33	5.3
FNMA Whole Loan, 4.030%, 05/25/35	3.9
GMAC, 7.724%, 03/15/33	3.3
FNMA, 3.990%, 06/25/35	3.1
Harborview Mortgage Loan Trust, 4.199%, 11/19/34	2.9
FNMA Grantor Trust, 3.980%, 01/25/35	2.7

Top Ten as a Group	69.6%

Portfolio Breakdown	% of Net Assets
U. S. Government Agency Obligations	108.1%
Asset-Backed Securities	20.6
Preferred Stock	0.9
U. S. Treasuries	0.5
Cash and other equivalents	(30.1)

100.0%

Managers Intermediate Duration Government Fund

Top Ten Holdings (out of 74 securities)	% of Net Assets
FHLMC Gold Pool, 5.500%, 10/01/33 to 06/01/35	23.0%
FHLMC, 6.000%, 09/01/17 to 07/01/35	17.1
FNMA, 4.500%, TBA	15.1
FNMA, 5.000%, TBA	9.2
FHLMC Gold Pool, 4.500%, TBA	6.7
FHLMC, 5.500%, 11/01/17 to 07/01/35	4.2
FHLMC, 5.500%, TBA	3.4
FNMA, 5.500%, TBA	3.0
FNMA, 5.500%, 03/01/17 to 03/01/19	2.7
FNMA, 4.230%, 03/25/35	2.1

Top Ten as a Group	86.5%

Portfolio Breakdown	% of Net Assets
U. S. Government Agency Obligations	101.3%
Asset-Backed Securities	13.4
Preferred Stocks	0.4
Cash and other equivalents	(15.1)

100.0%

Managers Short Duration Government Fund

Schedule of Portfolio Investments

September 30, 2005 (unaudited)

	Principal Amount	Value
U.S. Government and Agency Obligations – 108.6%[1]
Federal Home Association/Veteran’s Association – 0.7%
FHA/VA, 3.750%, 08/20/23[2]	$201,521	$203,858
FHA/VA, 4.125%, 10/20/17 to 12/20/26[2]	1,430,600	1,442,373
Total Federal Home Association/Veteran’s Association		1,646,231
Federal Home Loan Mortgage Corporation – 16.9%
FHLMC, 1.876%, 03/15/08	1,654,911	1,640,042
FHLMC, 2.835%, 07/01/34[2]	2,344,059	2,288,542
FHLMC, 3.075%, 05/01/34[2]	1,316,002	1,290,477
FHLMC, 4.018%, 06/15/35[2,10]	13,942,528	13,891,668
FHLMC, 5.000%, 06/01/09 to 05/01/18	6,003,267	5,991,380
FHLMC, 5.500%, 11/01/17 to 09/01/19	3,391,490	3,442,263
FHLMC, 5.500%, TBA	1,150,000	1,166,531
FHLMC, 6.000%, 09/01/17 to 05/01/35	3,278,618	3,339,048
FHLMC, 7.500%, 04/01/15	1,055,040	1,113,992
FHLMC Gold, 5.000%, 04/01/19 to 08/01/19	1,192,483	1,189,783
FHLMC Gold, 6.000%, 09/01/17	1,412,165	1,451,460
FHLMC Gold, 7.500%, 04/01/15 to 12/01/15	476,852	504,581
FHLMC Gold, 8.500%, 05/01/25 to 12/01/25	169,750	184,924
FHLMC IO Strip, 3.332%, 11/15/30[2]	558,296	34,788
FHLMC IO Strip, 4.500%, 09/15/35	900,000	206,838
FHLMC IO Strip, 5.000%, 05/15/18 to 08/01/35	6,984,021	1,488,418
FHLMC IO Strip, 7.500%, 10/01/27	110,825	22,151
FHLMC IO Strip, 8.000%, 06/01/31	28,309	5,213
FHLMC Structured Pass Through Securities, 2.842%, 07/25/36	104,957	104,605
FHLMC Structured Pass Through Securities, 4.391%, 11/25/38	900,000	892,492
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	286,887	302,422
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42[2]	502,767	523,417
Total Federal Home Loan Mortgage Corporation		41,075,035
Federal National Mortgage Association – 73.3%
FNMA, 2.570%, 12/25/42	328,559	327,784
FNMA, 2.910%, 11/25/33	1,411,704	1,407,550
FNMA, 3.180%, 07/25/44	765,000	755,967
FNMA, 3.533%, 09/01/33[2]	1,931,849	1,938,372
FNMA, 3.930%, 08/25/32[2]	111,440	111,438
FNMA, 3.940%, 09/26/33[2]	102,277	102,305
FNMA, 3.970%, 10/25/33[2]	2,767,635	2,772,302
FNMA, 3.990%, 06/25/35[2]	7,606,489	7,614,640
FNMA, 4.000%, TBA	5,700,000	5,475,562
FNMA, 4.230%, 03/25/35 to 07/25/44[2]	19,728,078	19,767,568
FNMA, 4.280%, 03/25/33[9]	3,480,000	3,462,781
FNMA, 5.000%, 07/01/18 to 09/01/19	5,668,155	5,656,841
FNMA, 5.000%, TBA	58,600,000	58,435,216
FNMA, 5.250%, 04/15/07	60,000	60,755

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association – 73.3% (continued)
FNMA, 5.500%, TBA	$2,000,000	$2,013,750
FNMA, 5.500%, 11/01/18 to 12/01/18	4,053,231	4,113,593
FNMA, 5.700%, 07/01/09	946,898	959,432
FNMA, 5.730%, 11/01/08	273,996	279,647
FNMA, 5.900%, 12/01/08	919,381	942,875
FNMA, 6.000%, 03/01/17 to 08/01/17	1,438,337	1,479,773
FNMA, 6.010%, 12/01/08[10]	4,466,472	4,590,663
FNMA, 6.040%, 10/01/08	1,190,512	1,222,827
FNMA, 6.220%, 07/01/08	209,420	215,431
FNMA, 6.230%, 07/01/08 to 09/01/18	2,933,556	3,021,831
FNMA, 6.265%, 06/01/08	90,739	93,331
FNMA, 6.305%, 02/01/08	11,714	11,960
FNMA, 6.310%, 07/01/08	286,544	295,322
FNMA, 6.473%, 10/25/31[9]	470,330	465,460
FNMA, 6.500%, 04/01/17	1,600,321	1,655,424
FNMA, 6.510%, 01/01/08	149,618	153,687
FNMA, 6.590%, 12/01/07	336,832	346,076
FNMA, 6.620%, 11/01/07 to 01/01/08	1,874,749	1,925,340
FNMA, 6.725%, 10/01/07	180,597	185,510
FNMA, 6.740%, 06/01/09	930,326	942,412
FNMA, 6.750%, 08/01/07[10]	1,804,403	1,849,391
FNMA, 6.825%, 09/01/07[10]	2,345,343	2,409,474
FNMA, 7.500%, 10/01/15 to 12/25/42	6,183,008	6,511,123
FNMA, 7.516%, 08/25/31[9]	912,467	910,237
FNMA Grantor Trust, 3.950%, 05/25/32[2]	877,247	878,064
FNMA Grantor Trust, 3.970%, 03/25/33[2]	1,150,128	1,150,411
FNMA Grantor Trust, 3.980%, 01/25/35[2,10]	6,547,407	6,555,350
FNMA IO Strip, 3.406%, 01/25/24[2]	195,476	14,381
FNMA IO Strip, 5.000%, 02/01/35 to 07/01/35	3,985,786	930,803
FNMA IO Strip, 7.500%, 11/18/14	312,997	40,540
FNMA IO Strip, 8.000%, 08/25/22 to 05/01/30	256,169	53,343
FNMA IO Strip, 8.000%, 03/18/27	94,878	20,210
FNMA IO Strip, 8.000%, 05/18/27	75,985	16,174
FNMA IO Strip, 9.000%, 12/15/16	105,571	22,670
FNMA Whole Loan, 4.030%, 05/25/35[2,10]	9,413,978	9,410,211
FNMA Whole Loan, 4.280%, 02/25/47[2]	2,042,965	2,050,334
FNMA Whole Loan, 6.357%, 07/25/33[2,10]	12,902,579	12,971,015
Total Federal National Mortgage Association		178,597,156
Government National Mortgage Association – 17.2%
GNMA, 3.500%, 07/20/31 to 09/20/35[2]	25,909,474	25,887,172
GNMA, 3.750%, 07/20/18 to 01/20/32[2]	1,466,291	1,479,539
GNMA, 4.000%, 10/20/32[2]	1,841,247	1,851,493
GNMA, 4.125%, 11/20/17 to 11/20/23[2]	1,629,996	1,654,140
GNMA, 4.250%, 01/20/28[2]	254,034	258,168

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association – 17.2% (continued)
GNMA, 4.375%, 03/20/21 to 05/20/33[2]	$5,120,276	$5,156,731
GNMA, 4.500%, 01/20/34[2]	5,020,776	5,075,146
GNMA, 6.000%, 07/20/28	508,453	510,716
GNMA, 9.500%, 07/15/09 to 12/15/17	47,399	51,732
Total Government National Mortgage Association		41,924,837
U.S. Treasury Notes – 0.5%
USTN, 2.625%, 05/15/08[7]	1,260,000	1,211,668
Total U.S. Government and Agency Obligations (cost $265,953,127)		264,454,927
Asset-Backed Securities – 20.6%
Asset Securitization Corp., 7.040%, 11/13/29	2,727,136	2,758,650
Bank of America-First Union IO Strip, Series 2001-3, Class XC, 0.622%, 04/11/37[2,3]	5,355,556	241,355
Countrywide Asset-Backed Certificates, 4.280%, 11/25/34[2]	2,045,873	2,053,283
Countrywide Home Loans, 4.330%, 02/25/35[2]	5,632,973	5,653,733
CS First Boston Mortgage IO Strip, 0.895%, 12/15/35[2,3]	1,792,822	81,020
CS First Boston Mortgage Sec. Corp. IO Strip, Series 1998-C1, Class AX, 1.165%, 05/17/40[2]	3,540,251	126,562
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	1,459,311	1,514,519
GE Capital Commercial Mortgage Corporation, 6.496%, 01/15/33	525,000	561,482
GMAC, 6.957%, 09/15/35	1,570,000	1,712,284
GMAC, 7.724%, 03/15/33	7,341,000	8,069,204
GMAC, Series 1999-C1 IO Strip, Class X, 0.795%, 05/15/33[2]	10,440,129	211,711
GMAC, Series 2000-C2, Class A2, 7.455%, 08/16/33	1,130,000	1,240,454
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.305%, 08/10/42	1,754,000	1,719,402
Harborview Mortgage Loan Trust, 4.199%, 11/19/34[2]	7,070,551	7,077,423
JP Morgan Commercial Mortgage Finance Corp., 7.970%, 04/25/28[2]	182,418	181,970
LB Commercial Conduit Mortgage Trust, 5.870%, 10/15/35	498,903	499,446
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,739,191	2,964,333
Morgan Stanley Capital, Inc. 6.760%, 03/15/32	1,588,141	1,624,036
PNC Mortgage Acceptance, 7.300%, 10/12/33	2,351,000	2,570,051
Salomon Brothers Mortgage, 7.455%, 07/18/33	334,577	363,389
Structured Asset Investment Loan Trust, 4.370%, 12/25/34[2]	5,000,000	5,043,812
Washington Mutual, Series 2005- AR2, Class 2A3, 4.180%, 01/25/45[2]	3,996,914	3,996,914
Total Asset-Backed Securities (cost $51,605,622)		50,265,033

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Preferred Stock - 0.9%[3]
Home Ownership Funding Corp., 13.331% (cost $2,622,824)	7,300	$2,211,216
Short-Term Investments – 6.4%
Other Investment Companies – 6.1%[4]
Bank of New York Institutional Cash Reserves Fund, 3.81%[8]	1,255,394	1,255,394
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%[10]	13,653,574	13,653,574
Total Other Investment Companies		14,908,968

	Principal Amount
U.S. Government Agency Discount Notes – 0.3%[5,6]
FHLMC Discount Notes, 0.000%, 11/22/05	$550,000	547,188
FHLMC Discount Notes, 0.000%, 05/30/06	25,000	24,325
FNMA Discount Notes, 0.000%, 10/14/05	175,000	174,808
FNMA Discount Notes, 0.000%, 02/24/06	50,000	49,218
Total U.S. Government Agency Discount Notes		795,539
Total Short-Term Investments (cost $15,704,877)		15,704,507
Total Investments - 136.5% (cost $335,886,450)		332,635,683
Other Assets, less Liabilities – (36.5)%		(88,991,304)
Net Assets - 100.0%		$243,644,379

The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments

September 30, 2005 (unaudited)

	Principal Amount	Value
U.S. Government and Agency Obligations – 101.3%[1]
Federal Home Mortgage Corporation – 61.1%
FHLMC, 4.500%, 04/01/35	$892,418	$850,000
FHLMC, 5.000%, 05/01/18	658,352	657,085
FHLMC, 5.500%, 11/01/17 to 07/01/35	8,655,875	8,706,517
FHLMC, 5.500%, TBA	7,000,000	7,000,000
FHLMC, 6.000%, 09/01/17 to 07/01/35	34,679,512	35,291,470
FHLMC, 7.500%, 01/01/31	97,975	103,951
FHLMC Gold Pool, 4.500%, 05/01/34 to 10/01/34	3,430,712	3,267,645
FHLMC Gold Pool, 4.500%, TBA	14,500,000	13,793,124
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	549,103	547,860
FHLMC Gold Pool, 5.500%, 10/01/33 to 06/01/35	47,354,733	47,382,166
FHLMC Gold Pool, 6.000%, 05/01/35	1,000,000	1,017,569
FHLMC IO Strip, 2.932%, 11/15/18[2]	1,231,356	71,639
FHLMC IO Strip, 3.332%, 11/15/30[2]	453,452	28,255
FHLMC IO Strip, 3.882%, 09/15/16 to 10/15/16[2]	1,111,192	77,041
FHLMC IO Strip, 4.132%, 06/15/31[2]	161,296	14,046
FHLMC IO Strip, 4.500%, 04/15/22 to 10/01/35	5,648,001	1,286,495
FHLMC IO Strip, 5.000%, 05/15/17 to 08/01/35	10,788,304	2,351,161
FHLMC IO Strip, 6.000%, 05/01/31	20,796	4,008
FHLMC PO Strip, 0.000%, 10/01/355, [10]	3,900,000	2,770,219
FHLMC, Series 2186, Class PG, 6.000%, 07/15/28	196,160	198,508
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42[2]	703,874	732,784
Total Federal Home Loan Mortgage Corporation		126,151,543
Federal National Mortgage Association – 39.8%
FNMA, 0.000%, 05/25/34[5]	7,612	6,049
FNMA, 4.000%, TBA	1,200,000	1,152,750
FNMA, 4.230%, 03/25/35[2]	4,300,363	4,296,898
FNMA, 4.250%, 07/15/07	3,700,000	3,690,635
FNMA, 4.500%, 12/01/18	504,110	494,516
FNMA, 4.500%, TBA	32,100,000	31,243,738
FNMA, 5.000%, 06/01/18 to 07/01/18	1,831,136	1,827,578
FNMA, 5.000%, TBA	19,100,000	19,046,291
FNMA, 5.500%, 03/01/17 to 03/01/19	5,413,134	5,493,991
FNMA, 5.500%, TBA	6,200,000	6,196,125
FNMA, 6.000%, 08/01/17	809,525	832,841
FNMA, 6.500%, 11/01/28 to 07/01/32	1,090,642	1,124,554
FNMA, 6.625%, 11/15/10	600,000	656,081
FNMA, 7.000%, 03/25/24	2,750,000	2,902,597
FNMA, 7.500%, 10/25/42	411,924	434,053
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	2,303,114	307,873
FNMA IO Strip, 4.500%, 03/25/09 to 09/01/33	1,634,832	149,825

The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association – 39.8% (continued)
FNMA IO Strip, 5.000%, 11/01/33 to 07/01/35	$7,282,162	$1,619,027
FNMA IO Strip, 7.000%, 04/01/23 to 06/01/23	707,621	129,701
FNMA PO Strip, 0.000%, 07/01/33[5]	669,014	513,531
Total Federal National Mortgage Association		82,118,654
Government National Mortgage Association – 0.4%
GNMA, 3.750%, 08/20/17 to 08/20/18[2]	201,947	203,839
GNMA, 4.125%, 11/20/17 to 12/20/17[2]	132,312	133,921
GNMA, 4.375%, 03/20/16 to 05/20/21[2]	273,423	274,962
GNMA, 7.500%, 09/15/28 to 11/15/31	277,451	294,894
Total Government National Mortgage Association		907,616
Total U.S. Government and Agency Obligations (cost $211,017,808)		209,177,813
Asset-Backed Securities – 13.4%
American Home Mortgage Investment Trust, 5.001%, 06/25/45[2]	724,814	724,274
Bank of America Funding Corp., 4.057%, 12/20/34[2]	1,454,305	1,447,732
Chase Funding Mortgage Loan Asset-Backed, 3.980%, 01/25/20[2]	295,424	295,442
Countrywide Alternative Loan Trust, 4.130%, 05/25/35[2]	1,382,521	1,382,521
Countrywide Alternative Loan Trust, 6.000%, 06/25/34	1,008,458	1,024,088
Countrywide Home Loan, 4.534%, 05/20/35[2]	655,576	651,888
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 4.250%, 11/25/34[2,3]	940,949	940,821
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	226,601	235,174
GSAMP Trust, 4.060%, 11/25/33[2]	138,816	138,813
GSMPS Mortgage Loan Trust, 4.180%, 03/25/35[2,3]	717,238	716,458
GSR Mortgage Loan Trust, 3.685%, 05/25/34[2]	820,902	813,870
GSR Mortgage Loan Trust, 5.075%, 07/25/35[2]	1,166,604	1,166,158
Harborview Mortgage Loan Trust, 3.799%, 11/19/34[2]	1,143,892	1,123,589
Master Alternative Loans Trust, 6.000%, 01/25/35	2,837,296	2,865,986
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,004,770	2,169,548
Morgan Stanley Mortgage Loan Trust, 6.228%, 08/25/35[2]	2,443,536	2,471,567
New Century Home Equity Loan Trust, 4.080%, 08/25/34[2]	317,861	317,908
Residential Asset Mortgage Products, Inc., Series-RS1, Class AII1, 3.940%, 01/25/35[2]	2,347,542	2,348,289
Residential Asset Securities Corp., Series 2004-KS11, Class AIl, 3.970%, 08/25/25[2]	1,778,033	1,778,264
Structured Asset Securities Corp., Series 2005-RF1, Class A, 4.180%, 03/25/35[2]	897,304	894,925
Washington Mutual Mortgage Pass-Through Certificates, Class 3CB1, Series 2005-8, 6.000%, 10/25/35	4,000,000	4,039,375
Total Asset-Backed Securities (cost $27,747,939)		27,546,690

The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Preferred Stocks - 0.4%[3]
Home Ownership Funding Corp., 13.331%	1,500	$454,359
Home Ownership Funding Corp. 2, 13.338%	1,500	454,547
Total Preferred Stocks (cost $883,012)		908,906
Short-Term Investments – 25.2%
Other Investment Companies – 25.1%[4,10]
AIM Liquid Assets Portfolio, Institutional Class Shares, 3.69%	25,613,291	25,613,291
Calvert Cash Reserves Institutional Prime Fund, 3.60%	15,325,854	15,325,854
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%	2,567,953	2,567,953
Vanguard Prime Money Market Fund, Institutional Class, 3.63%	8,275,739	8,275,739
Total Other Investment Companies		51,782,837

	Principal Amount
U.S. Government Agency Discount Notes – 0.1%[5,6]
FNMA Discount Notes, 0.000%, 02/27/06	$50,000	49,202
FNMA Discount Notes, 0.000%, 03/01/06	50,000	49,178
Total U.S. Government Agency Discount Notes		98,380
Total Short-Term Investments (cost $51,881,310)		51,881,217
Total Investments - 140.3% (cost $291,530,069)		289,514,626
Other Assets, less Liabilities – (40.3)%		(83,138,646)
Net Assets - 100.0%		$206,375,980

The accompanying notes are an integral part of these financial statements.

The Managers Funds

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2005, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Short Duration	$335,886,450	$447,518	$(3,698,285)	$(3,250,767)
Intermediate Duration	291,530,069	254,632	(2,270,075)	(2,015,443)

[1]	Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 2005.
[2]	Adjustable-rate mortgages with coupon rates that adjust periodically. The interest rate shown is the rate in effect at September 30, 2005.
[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2005, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Short Duration	$2,533,591	1.0%
Intermediate Duration	2,566,185	1.2%

[4]	Yield shown for an investment company represents the September 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	Zero-coupon security.
[6]	Security pledged to cover margin requirements for open futures positions at September 30, 2005.
[7]	Some or all of these securities were out on loan to various brokers as of September 30, 2005, amounting to $1,224,159, representing 0.5% of net assets for Short Duration.
[8]	Collateral received from brokers for securities lending was invested in these short-term investments.
[9]	High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[10]	Security has been segregated for delayed delivery transactions and reverse repurchase agreements.

Security	Ratings (unaudited):

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	BBB	BB	Not Rated
Short Duration	99.0%	1.0%	0.0%	0.0%	0.0%	0.0%
Intermediate Duration	99.6	0.4	0.0	0.0	0.0	0.0

Investments Abbreviations:

DLJ: Donaldson, Lufkin & Jenrette Securities Corp.

FHA/VA: Federal Home Association/Veteran’s Association

FHLMC: Federal Home Loan Mortgage Corp

FNMA: Federal National Mortgage Association

GMAC: General Motors Acceptance Corp.

GNMA: Government National Mortgage Association

GSAMP: Goldman Sachs Alternative Mortgage Products

GSMPS: Goldman Sachs Mortgage Participating Security

GSR: Goldman Sachs REMIC

IO: Interest Only

PO: Principal Only

TBA: To Be Announced

USTN: United States Treasury Note

The accompanying notes are an integral part of these financial statements.

The Managers Funds

Statements of Assets and Liabilities

September 30, 2005 (unaudited)

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Assets:
Investments at value (including securities on loan valued at $1,224,159 and $0, respectively)	$332,635,683	$289,514,626
Receivable for investments sold	—	12,703,125
Receivable for investments sold short	5,616,233	12,144,469
Receivable for Fund shares sold	307,935	1,525,473
Dividends, interest and other receivables	1,036,640	1,168,597
Receivable for variation margin on futures	307,626	8,150
Prepaid expenses	34,762	32,376

Total assets	339,938,879	317,096,816

Liabilities:
Payable upon return of securities loaned	1,255,394	—
Payable for investments purchased	13,022,250	52,038,064
Payable for investments purchased on a when-issued basis	60,091,178	45,921,845
Payable for Fund shares repurchased	3,717,179	402,226
Payable for investments sold short (at value $12,144,469)	—	12,101,031
Reverse repurchase agreements (proceeds $17,849,000)	17,880,860	—
Payable for variation margin on futures	133,359	20,747
Investment advisory and management fee payable	143,269	117,896
Other accrued expenses	51,011	119,027

Total liabilities	96,294,500	110,720,836

Net Assets	$243,644,379	$206,375,980

Shares outstanding	25,355,183	19,555,768
Net asset value, offering and redemption price per share	$9.61	$10.55

Net Assets Represent:
Paid-in capital	$250,169,779	$207,619,590
Undistributed net investment income	613,256	48,994
Accumulated net realized gain (loss) from investments and futures contracts	(4,187,128)	722,563
Net unrealized depreciation of investments and futures contracts	(2,951,528)	(2,015,167)

Net Assets	$243,644,379	$206,375,980

*Investments at cost	$335,886,450	$291,530,069

The accompanying notes are an integral part of these financial statements.

The Managers Funds

Statements of Operations

For the six months ended September 30, 2005 (unaudited)

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Investment Income:
Interest income	$5,101,701	$2,595,175
Dividend income	171,081	1,194,374
Securities lending fees	1,249	15

Total investment income	5,274,031	3,789,564

Expenses:
Investment advisory and management fees	899,006	674,712
Custodian	48,001	32,772
Interest expense	187,783	—
Transfer agent	33,160	28,501
Professional fees	31,886	25,888
Registration fees	17,827	19,493
Trustees fees and expenses	8,275	5,244
Shareholder reports	4,671	6,982
Miscellaneous	2,611	3,771

Total expenses before offsets	1,233,220	797,363

Expense (reimbursement) recoupment	(24,447)	51,276
Expense reductions	(131)	(15)

Net expenses	1,208,642	848,624

Net investment income	4,065,389	2,940,940

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	490,191	950,394
Net realized gain on futures contracts	362,993	114,351
Net unrealized depreciation of investments	(953,596)	(792,001)
Net unrealized depreciation of futures contracts	(1,006,498)	(16,308)

Net realized and unrealized gain (loss)	(1,106,910)	256,436

Net Increase in Net Assets Resulting from Operations	$2,958,479	$3,197,376

The accompanying notes are an integral part of these financial statements.

The Managers Funds

Statements of Changes in Net Assets

For the six months ended September 30, 2005 (unaudited) and for the fiscal year ended March 31, 2005

	Managers Short Duration Government Fund
	Sept. 30, 2005	Mar. 31, 2005
Increase (Decrease) in Net Assets From Operations:
Net investment income	$4,065,389	$6,420,081
Net realized gain (loss) on investments and futures	853,184	(258,797)
Net unrealized depreciation of investments and futures	(1,960,094)	(389,907)

Net increase in net assets resulting from operations	2,958,479	5,771,377

Distributions to Shareholders:
From net investment income	(4,237,162)	(6,454,110)
From realized gains on investments	—	—

Total distributions to shareholders	(4,237,162)	(6,454,110)

From Capital Share Transactions:
Proceeds from sale of shares	95,832,240	196,835,900
Net asset value of shares issued in connection with reinvestment of dividends and distributions	4,013,962	6,063,410
Cost of shares repurchased	(92,822,655)	(163,042,611)

Net increase from capital share transactions	7,023,547	39,856,699

Total increase in net assets	5,744,864	39,173,966

Net Assets:
Beginning of period	237,899,515	198,725,549

End of period	$243,644,379	$237,899,515

End of period undistributed net investment income	$613,256	$785,029

Share Transactions:
Sale of shares	10,029,919	20,363,614
Shares issued in connection with reinvestment of dividends and distributions	417,074	628,230
Shares repurchased	(9,726,238)	(16,869,219)

Net increase in shares	720,755	4,122,625

The accompanying notes are an integral part of these financial statements.

The Managers Funds

Statements of Changes in Net Assets

For the six months ended September 30, 2005 (unaudited) and for the fiscal year ended March 31, 2005 (continued)

	Managers Intermediate Duration Government Fund
	Sept. 30, 2005	Mar. 31, 2005
Increase (Decrease) in Net Assets From Operations:
Net investment income	$2,940,940	$3,660,891
Net realized gain on investments and futures	1,064,745	50,366
Net unrealized depreciation of investments and futures	(808,309)	(1,369,208)

Net increase in net assets resulting from operations	3,197,376	2,342,049

Distributions to Shareholders:
From net investment income	(2,933,501)	(3,593,598)
From realized gains on investments	—	(2,188,496)

Total distributions to shareholders	(2,933,501)	(5,782,094)

From Capital Share Transactions:
Proceeds from sale of shares	61,108,781	137,550,031
Net asset value of shares issued in connection with reinvestment of dividends and distributions	2,659,246	4,320,112
Cost of shares repurchased	(43,681,546)	(76,230,581)

Net increase from capital share transactions	20,086,481	65,639,562

Total increase in net assets	20,350,356	62,199,517

Net Assets:
Beginning of period	186,025,624	123,826,107

End of period	$206,375,980	$186,025,624

End of period undistributed net investment income	$48,994	$41,555

Share Transactions:
Sale of shares	5,747,196	12,908,547
Shares issued in connection with reinvestment of dividends and distributions	250,743	406,833
Shares repurchased	(4,108,059)	(7,176,795)

Net increase in shares	1,889,880	6,138,585

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended Sept. 30, 2005 (unaudited)		Fiscal Year ended March 31,
			2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$9.66		$9.69	$9.74	$9.72	$9.71	$9.64
Income from Investment Operations:
Net investment income	0.15		0.27	0.25	0.30	0.54	0.74
Net realized and unrealized gain (loss) on investments	(0.04)		(0.02)	(0.06)	0.06	0.01	(0.06)

Total from investment operations	0.11		0.25	0.19	0.36	0.55	0.68

Less Distributions to Shareholders from:
Net investment income	(0.16)		(0.28)	(0.24)	(0.32)	(0.54)	(0.61)
Return of capital	—		—	—	(0.02)	—	—
Total distributions to shareholders	(0.16)		(0.28)	(0.24)	(0.34)	(0.54)	(0.61)

Net Asset Value, End of Period	$9.61		$9.66	$9.69	$9.74	$9.72	$9.71

Total Return (a)	1.15	% (d)	2.62%	2.00%	3.76%	6.06%	7.35%

Ratio of net operating expenses to average net assets (b)	0.81	% (e)	0.78%	0.78%	0.78%	0.78%	0.78%
Ratio of total expenses to average net assets (c)	0.96	% (e)	1.00%	0.92%	0.92%	1.39%	2.18%
Ratio of net investment income to average net assets (c)	3.17	% (e)	2.90%	2.59%	2.74%	5.71%	6.24%
Portfolio turnover	158	% (d)	341%	349%	418%	683%	866%
Net assets at end of period (000’s omitted)	$243,644		$237,900	$198,726	$160,710	$30,470	$26,263

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.
(b)	After expense offsets excluding interest expense. (See Note l(c) of “Notes to Financial Statements.”)
(c)	Includes interest expense for the six months ended September 30, 2005 and the fiscal years ended March 31, 2005, 2004, 2003, 2002 and 2001 of 0.15%, 0.16%, 0.03%, 0.01%, 0.28% and 1.14%, respectively. (See Note l(c) of “Notes to Financial Statements.”)
(d)	Not annualized.
(e)	Annualized.

Managers Intermediate Duration Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended Sept. 30, 2005 (unaudited)		Fiscal Year ended March 31,
			2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.53		$10.74	$10.61	$10.16	$9.94	$9.37
Income from Investment Operations:
Net investment income	0.16		0.26	0.23	0.40	0.41	0.61
Net realized and unrealized gain (loss) on investments	0.02		(0.06)	0.20	0.45	0.26	0.49

Total from investment operations	0.18		0.20	0.43	0.85	0.67	1.10

Less Distributions to Shareholders from:
Net investment income	(0.16)		(0.26)	(0.23)	(0.40)	(0.45)	(0.53)
Net realized gain on investments	—		(0.15)	(0.07)	—	—	—

Total distributions to shareholders	(0.16)		(0.41)	(0.30)	(0.40)	(0.45)	(0.53)

Net Asset Value, End of Period	$10.55		$10.53	$10.74	$10.61	$10.16	$9.94

Total Return (a)	1.81	% (d)	1.78%	4.07%	8.48%	6.78%	12.17%

Ratio of net operating expenses to average net assets (b)	0.88	% (e)	0.88%	0.88%	0.88%	0.88%	0.88%
Ratio of total expenses to average net assets (c)	0.88	% (e)	0.89%	0.93%	1.03%	1.09%	1.07%
Ratio of net investment income to average net assets (c)	3.05	% (e)	2.45%	2.09%	3.75%	3.76%	5.85%
Portfolio turnover	364	% (d)	851%	667%	578%	1,106%	690%
Net assets at end of period (000’s omitted)	$206,376		$186,026	$123,826	$71,342	$26,892	$24,077

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.
(b)	After expense offsets excluding interest expense. (See Note l(c) of “Notes to Financial Statements.”)
(c)	Includes interest expense for the fiscal years ended March 31, 2005, 2004, 2003 and 2001 of 0.01%, 0.00%, 0.03% and 0.01%, respectively. (See Note l(c) of “Notes to Financial Statements.”)
(d)	Not annualized.
(e)	Annualized.

The Managers Funds

Notes to Financial Statements

September 30, 2005 (unaudited)

(1) Summary of Significant Accounting Policies

Managers Trust II (“Trust II”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Included in this report are two series of Trust II: Managers Short Duration Government Fund (“Short Duration”) and Managers Intermediate Duration Government Fund (“Intermediate Duration”). The financial statements of Short Duration and Intermediate Duration (each a “Fund” and collectively, the “Funds”) are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

(a) Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sales price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Funds’ NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various

The Managers Funds

Notes to Financial Statements (continued)

relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees of the Trust.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material

(b) Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Funds have a “balance credit” arrangement with the Bank of New York (“BNY”), the Funds’ custodian whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended September 30, 2005, the custodian expense was reduced under the BNY arrangement as follows: Short Duration - $131 and Intermediate Duration - $15.

Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Funds, had contractually agreed, through July 31, 2005, to waive its fees and/or bear expenses of each Fund to cause total operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) to not exceed the annual rate of 0.78% for Short Duration and 0.88% for Intermediate Duration. Short Duration Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three years after the waiver or reimbursement and that such payment would not cause the Fund’s expenses as a percent of average net assets in any such future year to exceed 0.78%. Intermediate Duration Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses as a percent of average net assets in any such future year to exceed 0.88%. For the six months ended September 30, 2005, Intermediate Duration Funds made such repayments to the Investment Manager in the amount of $51,683. At September 30, 2005, the cumulative amount of unreimbursed expenses for Short Duration and Intermediate Duration Funds were $500,554 and $66,428, respectively.

The Managers Funds

Notes to Financial Statements (continued)

(d) Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly for the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions of capital gains, if any, will be made on an annual basis in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers

As of September 30, 2005, the Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amounts	Expires Mar. 31,
Short Duration	$760,963	2008
	1,568,229	2009
	362,610	2010
	213,372	2013
Intermediate Duration	260,420	2013

(g) Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At September 30, 2005, certain unaffiliated shareholders, specifically omnibus accounts, held greater than 10% of the outstanding shares of the following Funds: Short Duration - 2 such accounts held 73% and Intermediate Duration - 1 such account held 66%.

(h) Repurchase Agreements

Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Managers Funds

Notes to Financial Statements (continued)

(i) Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Reverse Repurchase agreements outstanding as of September 30, 2005 were as follows:

Fund	Principal Amount	Counterparty	Current Liability
Short Duration	$17,849,000	Bear Stearns 3.78%, Due 10/24/05	$17,880,860

(j) Delayed Delivery Transactions and When-Issued Securities

The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedule of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities under the caption “when-issued.” Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

(k) Dollar Roll and Reverse Dollar Roll Agreements

A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. When a fund invests in a dollar roll, it is compensated by the difference between the current sales price and the forward price for the future purchase as well as by earnings on the cash proceeds of the initial sale. A reverse dollar roll is an agreement to buy securities for delivery in the current month and to sell substantially similar securities on a specified future date, typically at a lower price. During the roll period, the Fund receives the principal and interest on the securities purchased in compensation for the cash invested in the transaction.

(l) TBA Sale Commitments

Each Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA

The Managers Funds

Notes to Financial Statements (continued)

purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Valuation of Investments,” in footnote la above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA sale commitments outstanding at September 30, 2005 were as follows:

Fund	Principal Amount	Security	Current Liability
Intermediate Duration	$600,000	FNMA, 0.000%, 10/15/19	$608,625
	5,000,000	FNMA, 6.000%, 10/14/34	5,082,810
	300,000	GNMA, 6.500%, 10/01/32	312,094
	2,000,000	FHLMC TBA, 5.500%, 10/15/20	2,028,750
	4,000,000	FHLMC Gold, 6.000%, 10/15/34	4,068,752

		Total	$12,101,031

(m) Futures Contracts Held or Issued for Purposes other than Trading

Each of the Funds may use interest-rate futures contracts for risk management purposes in order to reduce fluctuations in each Fund’s net asset values relative to each Fund’s targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Short Duration had the following open futures contracts as of September 30, 2005:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	89	Short	January 2006	$75,227
5-Year U.S. Treasury Note	253	Long	December 2005	(350,681)
10-Year U.S. Treasury Note	159	Long	December 2005	(175,165)
20-Year U.S. Treasury Bond	45	Long	December 2005	(121,550)
10-Year Interest Swap	231	Short	December 2005	316,874
3-Month Eurodollar	10	Long	June 2010 - December 2011	29,416
3-Month Eurodollar	1,305	Short	December 2005 - June 2011	525,118

			Total	$299,239

The Managers Funds

Notes to Financial Statements (continued)

Intermediate Duration had the following open futures contracts as of September 30, 2005:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	1	Long	January 2006	$(1,113)
5-Year U.S. Treasury Note	66	Long	December 2005	(85,902)
10-Year U.S. Treasury Note	9	Long	December 2005	(6,170)
3-Month Eurodollar	8	Long	June 2008 - September 2008	11,309
3-Month Eurodollar	50	Short	March 2006 - June 2010	40,431

			Total	$(41,445)

Futures transactions involve additional costs and may result in losses. The effective use of futures depends on the Fund’s ability to close futures positions at times when the Fund’s portfolio managers deem it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contracts themselves, and of the securities that are the subject of a hedge.

(n) Assets Pledged to Cover Margin Requirements for Open Futures Positions

The aggregate market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2005 was:

Fund	Assets Pledged
Short Duration	$795,539
Intermediate Duration	98,380

(o) Interest Rate Caps, Swap Contracts and Options

Each Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will

The Managers Funds

Notes to Financial Statements (continued)

record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract. During the six months ended September 30, 2005, the Funds did not enter into any such contracts.

(2) Agreements and Transactions with Affiliates

The Trust has entered into separate Fund Management Agreements with the Investment Manager with respect to Short Duration and Intermediate Duration. Under these agreements, the Investment Manager provides or oversees investment advisory and management services to the Funds. Investment advisory and management fees of 0.70% per annum are paid directly by each Fund to the Investment Manager based on average daily net assets. The Investment Manager, in turn, pays a portion of this fee to each Fund’s respective subadvisor.

The aggregate retainer paid to each Independent Trustee was $52,000, plus $2,000 for each meeting attended. Effective July 1, 2005 the aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family became $55,000, plus $4,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year and the Audit Committee Chairperson receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements amounting to $8,275 for Short Duration and $5,244 for Intermediate Duration for the six months ended September 30, 2005 represents each Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in The Managers Funds complex.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI. Managers Distributors, Inc. (the “Distributor”) serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended September 30, 2005, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Short Duration	$11,973,786	$15,996,177	$498,359,360	$490,156,501
Intermediate Duration	46,748,551	23,931,230	786,331,079	762,373,772

(4) Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY, providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on

The Managers Funds

Notes to Financial Statements (continued)

all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is temporarily invested in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These earnings (net of any rebates) are then divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

(5) Risks Associated with Mortgage Related and Asset-Backed Securities

Asset-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and therefore, potentially increasing the volatility of the Funds.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

Collateralized mortgage obligations (“CMO’s”) may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMO’s may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMO’s represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMO’s. CMO’s are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMO’s may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMO’s of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMO’s, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of interest and principal distributions on a pool of mortgage loans. The yield

The Managers Funds

Notes to Financial Statements (continued)

to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) and the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund’s yield to maturity to the extent it invests in IO’s. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “PO’s” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

Annual Renewal of Investment Advisory Agreements (unaudited)

Approval of Investment Management and Subadvisory Agreements on June 3, 2005

On June 3, 2005, the Board of Trustees, including a majority of the Trustees that are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (b) the Investment Manager’s ability to supervise each of the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement.

For each Fund, the Trustees also reviewed information relating to the Subadvisor’s operations, personnel, and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility, including the information set forth in the Fund’s

Annual Renewal of Investment Advisory Agreements (continued)

prospectus. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreements.

Fund Performance. With respect to Managers Short Duration Government Fund, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2005 was above, above, above and below, respectively, the median of its Peer Group and above the performance of the Merrill Lynch 6-Month T-Bill Index, the Fund’s benchmark index, for all periods. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to Managers Intermediate Duration Government Fund, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2005 was above the median of its Peer Group for all periods and below the median of the Citigroup Mortgage Index, the Fund’s benchmark index, for all periods. The Trustees noted that the Fund’s Benchmark had enjoyed a performance advantage in recent periods over the Fund, as well as over most other funds in the Peer Group, because of the relative scarcity in the market of certain of the Fund Benchmark’s higher yielding constituent securities. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Subadvisor Performance. The Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Subadvisor. The Board also noted the Subadvisor’s long-term performance record with respect to the Fund. The Board was mindful of the Investment Manager’s focus on the Subadvisor’s performance with respect to each Fund and the explanations of management regarding the factors that contributed to the short-term performance of the Fund.

Advisory Fees and Profitability. In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Subadvisor and, therefore, that the fees paid to the Investment Manager cover the reasonable cost of providing portfolio management services as well as the reasonable cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists mostly of funds that do not operate with a manager-of-managers structure.

With respect to Managers Short Duration Government Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2005 were higher than the average for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Annual Renewal of Investment Advisory Agreements (continued)

With respect to Managers Intermediate Duration Government Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2005 were higher than the average and lower than the average, respectively, for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all Funds as a group, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the current asset levels of the Funds and the impact on profitability of growth of assets of the Funds. In this regard, the Trustees noted that, unlike the typical mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure and, as a Fund grows in size, it is common practice for the Investment Manager to recommend the selection of an additional Subadvisor to manage a portion of the Fund’s portfolio. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees further noted that, because of this practice, the Investment Manager’s oversight and supervisory responsibilities with respect to the Funds can be expected to increase with the size of the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager and its affiliates of their relationships with each Fund is reasonable and that Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability. In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadvisor. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of each Fund, the Trustees concluded that the effect of any economies of scale being realized by the Subadvisor was not a material factor in the Trustees’ deliberations at this time.

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management

Annual Renewal of Investment Advisory Agreements (continued)

Agreement; (b) the Subadvisor has the resources to perform its duties under each of the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management and Subadvisory Agreements would be in the interests of each Fund and its shareholders. Accordingly, on June 3, 2005 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for each Fund.

Approval of New Subadvisory Agreement for each Fund upon Change of Control. At meetings of the Board held in May and June 2005, the Trustees were informed about an internal restructuring at Smith Breeden that would result in a change in control of the Subadvisor effective June 30, 2005. It was noted that the change in control would cause the then current Subadvisory Agreement for each Fund (each an “Old Subadvisory Agreement”) to terminate automatically and that it would be necessary for the Trustees, including a majority of the Independent Trustees, to approve a new Subadvisory Agreement for each Fund with Smith Breeden (each a “New Subadvisory Agreement”) to permit Smith Breeden to continue serving as each Fund’s Subadvisor after the restructuring. It was further noted that the fees payable under the New Subadvisory Agreements would differ from the fees payable under the Old Subadvisory Agreements, but that all other terms of the New Subadvisory Agreements would be substantially the same as the terms of their corresponding Old Subadvisory Agreements, including with respect to the nature and extent of the subadvisory services to be rendered thereunder. With respect to the difference in fees payable under the Old Subadvisory Agreements and the New Subadvisory Agreements, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fees, that the amounts payable to the Manager under the Investment Management Agreement will not increase and, therefore, that the increase in fees payable to the Subadvisor will not adversely affect the total expenses of either Fund.

The Trustees were informed that, although the restructuring transaction would result in a change in the relative percentage of equity ownership of existing equity owners of Smith Breeden, such changes would not materially affect the management, operations or personnel of the Subadvisor and, furthermore, that such changes would not materially affect the Investment Strategies used by Smith Breeden in managing each Fund or the individuals at Smith Breeden primarily responsible for managing the Funds.

Based on this information, and for the same reasons set forth above with respect to each Old Subadvisory Agreement, the Trustees concluded that approval of each Fund’s New Subadvisory Agreement would be in the best interests of each Fund and its shareholders. Accordingly, on June 3, 2005 the Trustees, including a majority of the Independent Trustees, voted to approve each Fund’s New Subadvisory Agreement, with each agreement to become effective upon the change in control of the Subadvisor.

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

For ManagersChoice Only

Managers Funds

PFPC, Inc. c/o Wrap Services

P.O. Box 9847

Providence, Rhode Island 02940

(800) 358-7668

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

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MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Bramwell Capital Management, Inc.

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FIRST QUADRANT TAX-MANAGED EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company LLP

INTERNATIONAL GROWTH

Wellington Management Company LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP EQUITY

Renaissance Investment Management

RORER MID-CAP

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

STRUCTURED CORE

First Quadrant, L.P.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent monthly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

SAR005

www.managersinvest.com

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

Not applicable.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	November 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	November 30, 2005

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	November 30, 2005